Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
ATI, Inc., 7.25%, 08/15/30 ............. USD 139 $ 145,326
Axon Enterprise, Inc., 6.13%, 03/15/30
(a)
..... 323 330,490
Bombardier, Inc., 8.75%, 11/15/30
(a)
........ 221 238,060
Spirit AeroSystems, Inc., 9.75%, 11/15/30
(a)
... 372 409,725
TransDigm, Inc., 6.88%, 12/15/30
(a) (b)
....... 445 461,180
1,584,781
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a)
....... 269 270,493
Automobile Components — 2.4%
Clarios Global LP, 6.75%, 02/15/30
(a)
....... 290 298,515
Dana, Inc., 4.25%, 09/01/30 ............ 124 122,024
Forvia SE, 8.00%, 06/15/30
(a)
........... 155 161,694
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30
(b)
...................... 199 202,439
Icahn Enterprises LP, 9.00%, 06/15/30
(b)
..... 242 234,942
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(a) (c)
............. 160 164,558
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 ................... 190 184,040
6.75% , 04/23/30 ................... 255 242,507
1,610,719
Automobiles — 1.5%
Nissan Motor Co. Ltd.
(a)
7.50% , 07/17/30 ................... 300 309,695
4.81% , 09/17/30 ................... 795 729,982
1,039,677
Broadline Retail — 1.2%
Getty Images, Inc., 11.25%, 02/21/30
(a)
...... 140 134,071
Kohl's Corp., 10.00%, 06/01/30
(a)
......... 115 119,399
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(a)
. 41 40,495
Match Group Holdings II LLC, 4.13%, 08/01/30
(a)
147 137,077
Nordstrom, Inc., 4.38%, 04/01/30 ......... 162 147,598
Wayfair LLC, 7.75%, 09/15/30
(a) (b)
......... 235 241,678
820,318
Building Products — 3.2%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 174 176,478
Builders FirstSource, Inc., 5.00%, 03/01/30 ... 184 180,278
CP Atlas Buyer, Inc., 9.75%, 07/15/30 ...... 149 150,375
EMRLD Borrower LP, 6.63%, 12/15/30 ...... 877 894,730
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
..... 177 168,910
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(b)
.. 177 134,815
Standard Industries, Inc., 4.38%, 07/15/30 ... 493 466,781
2,172,367
Capital Markets — 0.5%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ...... 205 223,718
Hightower Holding LLC, 9.13%, 01/31/30
(b)
... 127 135,061
358,779
Chemicals — 2.1%
Avient Corp., 7.13%, 08/01/30
(a)
.......... 241 247,141
Celanese US Holdings LLC
6.50% , 04/15/30
(b)
.................. 230 232,711
7.05% , 11/15/30
(d)
.................. 293 304,997
Maxam Prill Sarl, 7.75%, 07/15/30
(a)
....... 150 146,784
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)
..... 104 96,342
Olin Corp., 5.00%, 02/01/30
(b)
........... 155 148,396
SNF Group SACA, 3.38%, 03/15/30
(a)
...... 110 101,089
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(a) (b)
239 153,103
1,430,563
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 1.9%
Allied Universal Holdco LLC, 6.88%, 06/15/30
(a)
USD 338 $ 346,301
OT Midco, Inc., 10.00%, 02/15/30
(a)
........ 210 172,973
Reworld Holding Corp., 5.00%, 09/01/30 ..... 124 117,697
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(a) (c)
. 114 110,083
Veritiv Operating Co., 10.50%, 11/30/30
(a) (b)
... 310 336,093
Williams Scotsman, Inc., 6.63%, 04/15/30
(a)
... 170 175,348
1,258,495
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
.......... 114 107,670
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
...................... 431 392,242
Consumer Finance — 4.0%
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
..... 175 182,197
Credit Acceptance Corp., 6.63%, 03/15/30
(a)
.. 149 150,925
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
. 164 173,588
FirstCash, Inc., 5.63%, 01/01/30
(a)
......... 189 187,213
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
..... 118 118,475
goeasy Ltd.
(a)
6.88% , 05/15/30 ................... 119 119,530
7.38% , 10/01/30 ................... 117 119,274
LFS Topco LLC, 8.75%, 07/15/30
(a)
........ 125 120,881
Navient Corp., 9.38%, 07/25/30 .......... 149 162,968
OneMain Finance Corp.
7.88% , 03/15/30 ................... 216 227,418
6.13% , 05/15/30 ................... 85 85,186
4.00% , 09/15/30 ................... 258 236,025
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
185 193,574
PRA Group, Inc., 8.88%, 01/31/30
(a)
........ 172 178,575
Rfna LP, 7.88%, 02/15/30
(a)
............. 149 151,857
SLM Corp., 6.50%, 01/31/30 ............ 145 150,609
TrueNoord Capital DAC, 8.75%, 03/01/30
(a)
... 119 123,270
2,681,565
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., 4.88%, 02/15/30
(a)
..... 298 290,689
US Foods, Inc., 4.63%, 06/01/30
(a)
........ 155 149,463
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 146 141,321
581,473
Containers & Packaging — 2.7%
Ball Corp., 2.88%, 08/15/30 ............ 392 352,231
Cascades, Inc., 6.75%, 07/15/30
(a)
........ 119 118,844
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30 ................... 146 149,326
8.75% , 04/15/30 ................... 332 338,651
Crown Americas LLC, 5.25%, 04/01/30 ..... 149 150,460
Graphic Packaging International LLC, 3.75%,
02/01/30
(a)
...................... 119 111,188
OI European Group BV, 4.75%, 02/15/30
(a) (b)
.. 138 130,740
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
...... 315 322,288
Trivium Packaging Finance BV, 8.25%,
07/15/30
(a)
...................... 165 173,839
1,847,567
Distributors — 0.4%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
.. 263 279,226
Diversified Consumer Services — 0.4%
Service Corp. International, 3.38%, 08/15/30 .. 278 253,053
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a) (b)
........ 209 197,666

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 5.3%
(a)
CCO Holdings LLC
4.75% , 03/01/30 ................... USD 944 $ 896,714
4.50% , 08/15/30 ................... 856 801,118
Frontier Communications Holdings LLC
6.00% , 01/15/30 ................... 285 288,360
8.75% , 05/15/30
(b)
.................. 338 354,392
Level 3 Financing, Inc.
4.50% , 04/01/30 ................... 227 204,252
3.88% , 10/15/30 ................... 136 117,690
10.75% , 12/15/30
(b)
................. 207 233,647
Lumen Technologies, Inc., 4.13%, 04/15/30 ... 120 116,779
Virgin Media Finance plc, 5.00%, 07/15/30 ... 297 267,664
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ....................... 273 253,547
3,534,163
Electric Utilities — 0.7%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 150 153,967
PG&E Corp., 5.25%, 07/01/30 ........... 335 320,935
474,902
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
.. 150 150,144
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 131 125,289
Energy Equipment & Services — 4.4%
(a)
Aris Water Holdings LLC, 7.25%, 04/01/30 ... 149 152,900
Diamond Foreign Asset Co., 8.50%, 10/01/30 .. 180 187,746
FORESEA Holding SA, 7.50%, 06/15/30
(b)
.... 89 85,039
Nabors Industries, Inc., 9.13%, 01/31/30
(b)
.... 189 187,225
Noble Finance II LLC, 8.00%, 04/15/30 ..... 436 443,566
Seadrill Finance Ltd., 8.38%, 08/01/30 ...... 177 181,146
TGS ASA, 8.50%, 01/15/30 ............. 175 178,838
Tidewater, Inc., 9.13%, 07/15/30 .......... 205 214,947
Transocean, Inc., 8.75%, 02/15/30
(b)
....... 297 307,609
Valaris Ltd., 8.38%, 04/30/30 ............ 334 344,722
Viridien, 10.00%, 10/15/30 ............. 140 137,874
Weatherford International Ltd., 8.63%, 04/30/30 504 517,881
2,939,493
Entertainment — 0.4%
ROBLOX Corp., 3.88%, 05/01/30
(a)
........ 300 282,064
Financial Services — 3.0%
(a)
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ....................... 120 119,753
Freedom Mortgage Corp., 12.25%, 10/01/30 .. 157 173,795
Jefferson Capital Holdings LLC, 8.25%, 05/15/30 149 155,548
Midcap Financial Issuer Trust, 5.63%, 01/15/30 132 123,995
Mobius Merger Sub, Inc., 9.00%, 06/01/30 ... 154 141,327
Nationstar Mortgage Holdings, Inc., 5.13%,
12/15/30 ....................... 218 219,342
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ....................... 194 199,905
Rocket Cos., Inc., 6.13%, 08/01/30 ........ 600 608,857
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 250 250,269
1,992,791
Food Products — 1.5%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 298 299,845
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 . 309 293,617
Post Holdings, Inc., 4.63%, 04/15/30 ....... 428 408,843
1,002,305
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
.... 170 178,491
Security
Par (000)
Par (000) Value
Ground Transportation — 1.9%
(a)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... USD 430 $ 442,751
Avis Budget Car Rental LLC, 8.25%, 01/15/30 . 233 239,937
Beacon Mobility Corp., 7.25%, 08/01/30 ..... 164 167,089
Brightline East LLC, 11.00%, 01/31/30 ...... 320 209,106
Star Leasing Co. LLC, 7.63%, 02/15/30 ..... 230 226,988
1,285,871
Health Care Equipment & Supplies — 0.4%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ......... 172 155,985
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 103 104,035
260,020
Health Care Providers & Services — 6.9%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
...... 196 184,251
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 ................... 385 271,833
5.25% , 05/15/30 ................... 480 420,041
DaVita, Inc., 4.63%, 06/01/30
(a)
.......... 855 815,954
Encompass Health Corp., 4.75%, 02/01/30 ... 248 242,055
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 268 289,162
11.00% , 10/15/30 .................. 359 395,004
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
... 193 174,317
Owens & Minor, Inc., 6.63%, 04/01/30
(a) (b)
.... 164 147,678
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(a) (b)
..................... 132 129,244
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (c)
............. 212 199,309
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
....... 300 315,754
Tenet Healthcare Corp.
4.38% , 01/15/30 ................... 461 443,411
6.13% , 06/15/30 ................... 628 633,866
4,661,879
Health Care Technology — 0.2%
IQVIA, Inc., 6.50%, 05/15/30
(a)
........... 149 153,818
Hotel & Resort REITs — 0.6%
(b)
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
...................... 164 168,057
Service Properties Trust, 4.38%, 02/15/30 .... 137 116,814
XHR LP, 6.63%, 05/15/30
(a)
............. 119 120,984
405,855
Hotels, Restaurants & Leisure — 7.0%
1011778 BC ULC, 4.00%, 10/15/30
(a)
....... 903 836,652
Brinker International, Inc., 8.25%, 07/15/30
(a)
.. 104 110,348
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
628 647,846
Carnival Corp., 5.75%, 03/15/30
(a)
......... 315 319,773
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
.... 383 382,321
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
. 387 364,114
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ....................... 298 293,934
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 215 222,782
NCL Corp. Ltd., 6.25%, 03/01/30
(a) (b)
....... 92 93,067
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a) (b)
.. 137 138,563
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(a)
115 114,269
Sabre GLBL, Inc., 11.13%, 07/15/30
(a) (b)
..... 410 432,844
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
269 259,315
Travel + Leisure Co., 4.63%, 03/01/30
(a)
..... 104 99,791
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
....... 149 149,776
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 281 276,906
4,742,301

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 2.0%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
.. USD 134 $ 125,995
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
...................... 171 155,705
KB Home, 7.25%, 07/15/30 ............. 122 125,559
M/I Homes, Inc., 3.95%, 02/15/30 ......... 89 82,902
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 191 183,221
New Home Co., Inc. (The), 8.50%, 11/01/30
(a)
. 89 90,929
Newell Brands, Inc., 6.38%, 05/15/30 ....... 250 243,002
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
...................... 156 153,774
Whirlpool Corp., 6.13%, 06/15/30 ......... 179 178,580
1,339,667
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
.. 158 148,502
Independent Power and Renewable Electricity Producers — 0.6%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a)
.. 372 395,400
Insurance — 3.3%
(a)
Acrisure LLC, 7.50%, 11/06/30 ........... 329 339,851
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
140 137,945
HUB International Ltd., 7.25%, 06/15/30 ..... 1,019 1,062,758
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 215 226,873
10.50% , 12/15/30 .................. 157 167,400
Nassau Cos. of New York (The), 7.88%, 07/15/30 127 128,181
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 135 129,539
2,192,547
Interactive Media & Services — 0.4%
(a)(b)
Ziff Davis, Inc., 4.63%, 10/15/30 .......... 137 127,161
ZipRecruiter, Inc., 5.00%, 01/15/30 ........ 169 128,315
255,476
IT Services — 0.9%
CoreWeave, Inc., 9.25%, 06/01/30
(a)
....... 621 624,156
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
... 163 148,876
Machinery — 1.4%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 .... 119 113,953
Chart Industries, Inc., 7.50%, 01/01/30 ...... 495 518,555
New Flyer Holdings, Inc., 9.25%, 07/01/30 ... 65 69,161
Park-Ohio Industries, Inc., 8.50%, 08/01/30 ... 85 81,610
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
....... 149 154,018
937,297
Media — 5.5%
Cable One, Inc., 4.00%, 11/15/30
(a) (b)
....... 210 161,951
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
...................... 253 260,356
CSC Holdings LLC, 4.13%, 12/01/30
(a)
...... 340 228,421
DirecTV Financing LLC, 8.88%, 02/01/30
(a) (b)
.. 246 239,600
Discovery Communications LLC, 3.63%,
05/15/30 ....................... 275 243,400
EchoStar Corp., 6.75%, 11/30/30 ......... 737 689,416
Gray Media, Inc., 4.75%, 10/15/30
(a)
....... 250 186,621
iHeartCommunications, Inc., 7.75%, 08/15/30
(a)
200 156,199
Lamar Media Corp., 4.00%, 02/15/30 ....... 166 157,479
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
149 141,406
Sinclair Television Group, Inc., 5.50%, 03/01/30
(a)
157 129,664
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
..... 467 425,842
Univision Communications, Inc., 7.38%,
06/30/30
(a) (b)
..................... 268 266,704
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
...... 165 144,007
Ziggo BV, 4.88%, 01/15/30
(a)
............ 310 286,100
3,717,166
Security
Par (000)
Par (000) Value
Metals & Mining — 3.6%
Alumina Pty. Ltd., 6.13%, 03/15/30
(a)
....... USD 155 $ 156,793
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a) (b)
.. 233 246,901
Carpenter Technology Corp., 7.63%, 03/15/30
(b)
100 102,971
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a)
..... 223 221,703
Commercial Metals Co., 4.13%, 01/15/30 .... 89 84,506
Compass Minerals International, Inc., 8.00%,
07/01/30
(a)
...................... 194 200,994
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30
(a)
203 205,562
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(a)
...................... 95 98,209
Mineral Resources Ltd., 8.50%, 05/01/30
(a) (b)
.. 188 191,142
Novelis Corp.
(a)
4.75% , 01/30/30 ................... 528 505,860
6.88% , 01/30/30
(b)
.................. 225 231,689
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
...... 149 155,547
2,401,877
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 149 152,165
Rithm Capital Corp., 8.00%, 07/15/30 ...... 149 151,764
Starwood Property Trust, Inc.
6.00% , 04/15/30 ................... 139 140,405
6.50% , 07/01/30 ................... 156 160,474
6.50% , 10/15/30 ................... 150 154,309
759,117
Office REITs — 0.2%
Hudson Pacific Properties LP, 3.25%, 01/15/30 . 137 109,665
Oil, Gas & Consumable Fuels — 7.7%
Baytex Energy Corp., 8.50%, 04/30/30
(a) (b)
.... 229 232,996
Buckeye Partners LP, 6.75%, 02/01/30
(a)
..... 146 151,230
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
... 295 301,179
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
122 115,112
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
. 320 301,906
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 235 246,094
Genesis Energy LP, 8.88%, 04/15/30 ....... 174 184,045
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 ................... 223 215,811
5.50% , 10/15/30 ................... 124 124,646
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
...... 169 166,274
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(a)
171 175,689
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
...... 315 315,129
NuStar Logistics LP, 6.38%, 10/01/30 ....... 176 181,395
Parkland Corp., 4.63%, 05/01/30
(a)
........ 238 228,223
PBF Holding Co. LLC
(a)
9.88% , 03/15/30 ................... 263 260,648
7.88% , 09/15/30 ................... 146 133,250
Range Resources Corp., 4.75%, 02/15/30
(a)
... 171 166,231
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
...................... 103 99,360
Sunoco LP, 4.50%, 04/30/30 ............ 238 228,019
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
...................... 205 196,624
TransMontaigne Partners LLC, 8.50%, 06/15/30
(a)
166 173,468
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
...................... 320 328,735
Venture Global LNG, Inc., 7.00%, 01/15/30
(a) (b)
. 470 476,693
Vermilion Energy, Inc., 6.88%, 05/01/30
(a)
.... 117 113,502
Vital Energy, Inc., 9.75%, 10/15/30
(b)
....... 91 85,516
5,201,775
Passenger Airlines — 0.9%
(a)
Avianca Midco 2 plc, 9.63%, 02/14/30 ...... 310 288,381
VistaJet Malta Finance plc, 6.38%, 02/01/30 .. 313 295,696
584,077

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.7%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
..... USD 254 $ 263,494
Perrigo Finance Unlimited Co., 4.90%, 06/15/30
(d)
237 230,815
494,309
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 14.00%, 10/15/30
(a)
. 90 81,400
Professional Services — 0.2%
VT Topco, Inc., 8.50%, 08/15/30
(a)
......... 139 147,990
Real Estate Management & Development — 1.1%
Anywhere Real Estate Group LLC
(a)
5.25% , 04/15/30
(b)
.................. 134 111,699
7.00% , 04/15/30 ................... 183 175,052
9.75% , 04/15/30 ................... 123 128,337
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
...................... 137 145,031
Kennedy-Wilson, Inc., 4.75%, 02/01/30
(b)
.... 184 169,389
729,508
Semiconductors & Semiconductor Equipment — 0.9%
(a)
Entegris, Inc., 5.95%, 06/15/30 .......... 295 297,571
Kioxia Holdings Corp., 6.25%, 07/24/30 ..... 330 328,861
626,432
Software — 3.4%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 727 714,721
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 246 256,028
Gen Digital, Inc., 7.13%, 09/30/30
(b)
........ 186 192,147
McAfee Corp., 7.38%, 02/15/30
(b)
......... 627 581,915
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
.. 291 272,351
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30 150 148,971
RingCentral, Inc., 8.50%, 08/15/30
(b)
....... 127 135,414
2,301,547
Specialized REITs — 0.6%
Iron Mountain, Inc., 5.25%, 07/15/30
(a)
...... 387 380,368
Specialty Retail — 2.2%
Advance Auto Parts, Inc.
3.90% , 04/15/30 ................... 149 135,036
7.00% , 08/01/30
(a)
.................. 285 286,464
Asbury Automotive Group, Inc., 4.75%, 03/01/30 150 144,100
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
.. 249 254,978
Carvana Co., 11.00%, (11.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................. 492 514,677
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 174 177,526
1,512,781
Technology Hardware, Storage & Peripherals — 0.8%
(a)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 291 308,451
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 135 136,737
Xerox Corp., 10.25%, 10/15/30
(b)
......... 120 123,564
568,752
Textiles, Apparel & Luxury Goods — 0.4%
Under Armour, Inc., 7.25%, 07/15/30
(a)
...... 83 84,995
VF Corp., 2.95%, 04/23/30
(b)
............ 225 190,581
275,576
Trading Companies & Distributors — 2.0%
Boise Cascade Co., 4.88%, 07/01/30
(a) (b)
..... 119 115,512
FTAI Aviation Investors LLC, 7.88%, 12/01/30
(a)
171 181,353
Herc Holdings, Inc., 7.00%, 06/15/30
(a) (b)
..... 522 539,008
United Rentals North America, Inc.
(b)
5.25% , 01/15/30 ................... 263 262,473
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.00% , 07/15/30 ................... USD 266 $ 251,845
1,350,191
Total Long-Term Investments — 98 .5%
(Cost: $ 65,402,676 ) ............................... 66,360,492
Shares
Shares
Short-Term Securities
Money Market Funds — 16.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(g)
................... 10,742,347 10,746,644
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 398,643 398,643
Total Short-Term Securities — 16 .5%
(Cost: $ 11,145,105 ) ............................... 11,145,287
Total Investments — 115 .0%
(Cost: $ 76,547,781 ) ............................... 77,505,779
Liabilities in Excess of Other Assets — (15.0) % ............ (10,131,873)
Net Assets — 100.0% ...............................
$ 67,373,906
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,614,622 $ 4,134,657
(a)
$ — $ (1,928) $ (707) $ 10,746,644 10,742,347 $ 26,234
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 202,669 195,974
(a)
— — — 398,643 398,643 9,120 —
$ (1,928) $ (707) $ 11,145,287 $ 35,354 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 66,360,492 $ — $ 66,360,492
Short-Term Securities
Money Market Funds ...................................... 11,145,287 — — 11,145,287
$ 11,145,287 $ 66,360,492 $ — $ 77,505,779

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust